Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
EXPENSES
Administrative fee - related party					$ 120,000	$ 100,000
Franchise tax	$ 50,000	$ 50,000	$ 150,000	$ 150,000	200,000	200,000
General and administrative	287,118	249,254	722,945	650,820	742,699	366,311
TOTAL EXPENSES	367,118	329,254	962,945	890,820	1,062,699	666,311
OTHER INCOME
Interest earned on marketable securities held in Trust Account	287,584	1,232,507	1,107,012	3,989,390	4,809,102	1,676,585
Gain on forgiveness of debt					144,443
TOTAL OTHER INCOME	287,584	1,232,507	1,107,012	3,989,390	4,953,545	1,676,585
Pre-tax income (loss)	(79,534)	903,253	144,067	3,098,570	3,890,846	1,010,274
Income tax	(43,593)	(242,027)	(182,072)	(793,671)	(979,344)	(310,259)
Net income (loss)	(123,127)	661,226	(38,005)	2,304,899	2,911,502	700,015
Redeemable [Member]
OTHER INCOME
Net income (loss)	$ (163,413)	$ (406,478)	$ (513,195)	$ (1,263,723)	$ (2,982,080)	$ (1,323,201)
Weighted average number of shares of non-redeemable common stock outstanding, basic	2,319,435	8,657,385	2,851,045	10,542,049	9,285,380	11,500,000
Weighted average number of shares of non-redeemable common stock outstanding, diluted	2,319,435	8,657,385	2,851,045	10,542,049	9,285,380	11,500,000
Basic net income (loss) per share of non-redeemable common stock	$ (0.23)	$ 0.10	$ (0.02)	$ 0.26	$ 0.21	$ 0.03
Diluted net income (loss) per share of non-redeemable common stock	$ (0.23)	$ 0.10	$ (0.02)	$ 0.26	$ 0.21	$ 0.03
Non Redeemable [Member]
OTHER INCOME
Net income (loss)	$ (247,298)	$ (164,803)	$ (631,822)	$ (420,768)	$ (560,177)	$ (228,369)
Weighted average number of shares of non-redeemable common stock outstanding, basic	3,510,075	3,510,075	3,510,075	3,510,075	3,510,075	3,510,075
Weighted average number of shares of non-redeemable common stock outstanding, diluted	3,510,075	3,510,075	3,510,075	3,510,075	3,510,075	3,510,075
Basic net income (loss) per share of non-redeemable common stock	$ (0.07)	$ (0.05)	$ (0.18)	$ (0.12)	$ (0.16)	$ (0.07)
Diluted net income (loss) per share of non-redeemable common stock	$ (0.07)	$ (0.05)	$ (0.18)	$ (0.12)	$ (0.16)	$ (0.07)
Related Party [Member]
EXPENSES
Administrative fee - related party	$ 30,000	$ 30,000	$ 90,000	$ 90,000	$ 120,000	$ 100,000